Details of Significant Accounts - Share-based payment - Incentive Stock Option Plan (Details) Option in Thousands	6 Months Ended
	Jun. 30, 2023 Option $ / shares	Jun. 30, 2022 Option $ / shares
No. of options
Options outstanding at beginning | Option	2,063
Options granted | Option	2,276	2,143
Options forfeited | Option	(67)	(43)
Options outstanding at end | Option	4,272	2,100
Weighted-average exercise price
Options outstanding at beginning (in dollars) | $ / shares	$ 3.95
Options granted (in dollars) | $ / shares	4.94	$ 3.95
Options forfeited (in dollars) | $ / shares	4.04	3.95
Options outstanding at end (in dollars) | $ / shares	$ 4.48	$ 3.95
Incentive Stock Option Plan
No. of options
Options outstanding at beginning | Option	26,629
Options exercised | Option	(26,629)
Weighted-average exercise price
Options outstanding at beginning (in dollars) | $ / shares	$ 0.21
Options exercised (in dollars) | $ / shares	$ 0.21